Income Tax - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	16	13	0
Foreign	0	9	0
Total current provision	16	22	0
Deferred:
Federal	0	0	0
State	0	0	0
Foreign	0	0	0
Total deferred provision	0	0	0
Total provision for income taxes	$ 16	$ 22	$ 0